Disposals and impairment	12 Months Ended
Dec. 31, 2023
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2023	2022	2021
Gains on sale of businesses and fixed assets
gas & low carbon energy	19	45	1,034
oil production & operations	297	3,446	869
customers & products	44	374	(52)
other businesses & corporate	9	1	25
	369	3,866	1,876

			$ million
	2023	2022	2021
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	9	—	1
oil production & operations	5	921	86
customers & products	143	177	142
other businesses & corporate	(1)	11,083	1
	156	12,181	230
Impairment losses
gas & low carbon energy	2,213	745	834
oil production & operations	1,840	4,480	1,617
customers & products	1,614	1,874	962
other businesses & corporate	80	13,536	63
	5,747	20,635	3,476
Impairment reversals
gas & low carbon energy	(1)	(1,333)	(2,338)
oil production & operations	(26)	(893)	(2,479)
customers & products	—	(68)	(7)
other businesses & corporate	(19)	—	(3)
	(46)	(2,294)	(4,827)
Impairment and losses on sale of businesses and fixed assets, and closures	5,857	30,522	(1,121)
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2023	2022	2021
Proceeds from disposals of fixed assets	133	709	1,145
Proceeds from disposals of businesses, net of cash disposed	1,193	1,841	5,812
	1,326	2,550	6,957
By business
gas & low carbon energy	536	22	2,425
oil production & operations	333	1,935	3,022
customers & products	436	592	1,050
other businesses & corporate	21	1	460
	1,326	2,550	6,957
Proceeds from disposals of businesses in 2023 includes $477 million relating to the sale of the upstream business in Algeria to Eni and $351 million relating to the disposal of the bp-Husky Toledo refinery to Cenovus Energy. At 31 December 2023, deferred consideration relating to disposals amounted to $141 million receivable within one year (2022 $191 million and 2021 $205 million) and $217 million receivable after one year (2022 $194 million and 2021 $823 million). The amounts of deferred consideration are reported within Trade and other receivables in Other receivables in the group balance sheet. In addition, contingent consideration receivable relating to disposals amounted to $1,694 million at 31 December 2023 (2022 $1,896 million and 2021 $1,917 million). The contingent consideration at 31 December 2023 relates to the prior period disposals of our Alaskan business and certain assets in the North Sea and the disposal of our 50% interest in the Sunrise oil sands project in Canada. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Gains and losses on sale of businesses and fixed assets, and closures gas & low carbon energy
In 2021 gains on disposal of businesses and fixed assets were principally related to a $1,031 million gain on disposal of a 20% participating interest in Block 61 in Oman.
4. Disposals and impairment – continued
oil production & operations
In 2023 gains principally related to prior period disposals in the US and Canada.
In 2022 gains principally related to a gain of $1,932 million arising from the contribution of bp's Angolan business to Azule Energy, a gain of $904 million related to the deemed disposal of 12% of the group's interest in Aker BP, an associate of bp, following completion of Aker BP's acquisition of Lundin Energy, and $349 million in relation to the disposal of the group's interest in the Rumaila field in Iraq to Basra Energy Company, an associate of bp.
Losses included $479 million of accumulated exchange losses previously charged to equity and taken to the income statement as a result of the decision to exit bp's other businesses with Rosneft within Russia.
In 2021 gains principally resulted from adjustments to disposals in prior periods. Gains include $171 million from the disposal of a 2.1% interest in Aker BP in the North Sea, $100 million from the disposal of certain exploration assets in Brazil, and $502 million fair value movements in relation to deferred and contingent consideration in relation to prior disposals in Alaska and the North Sea.
customers & products
In 2022, gains principally relate to a gain of $268 million arising from the divestment of our Swiss retail assets.
other businesses and corporate
In 2022 the losses on disposal of businesses and fixed assets was $11,082 million in respect of the decision to exit our holding in Rosneft which resulted in the reclassification to the income statement of $10,372 million of accumulated exchange losses, a cash flow hedge reserve of $651 million relating to the original acquisition of Rosneft shares and bp's cumulative share of Rosneft's other comprehensive income of $59 million which were all previously charged to equity.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transactions categorized as a business disposal in 2023 were the sale of the upstream business in Algeria to Eni and the disposal of the bp-Husky Toledo refinery to Cenovus Energy.
The principal transactions categorized as a business disposal in 2022 were the formation of Azule Energy, the formation of Basra Energy Company and the sale of our 50% interest in the Sunrise oil sands project in Canada.
The principal transaction categorized as a business disposal in 2021 was the sale of a 20% participating interest from bp’s 60% participating interest in Block 61 in Oman.

			$ million
	2023	2022	2021

Non-current assets	1,145	3,681	1,620
Current assets	557	2,972	69
Non-current liabilities	(60)	(1,869)	(287)
Current liabilities	(454)	(1,074)	(3)
Total carrying amount of net assets disposed	1,188	3,710	1,399
Recycling of foreign exchange on disposal	—	(26)	35
Costs on disposal	57	488	(5)
	1,245	4,172	1,429
Gains (losses) on sale of businesses	158	6,219	1,632
Total consideration	1,403	10,391	3,061
Non-cash consideration	(51)	(8,999)	(108)
Consideration received (receivable)	(159)	449	2,859
Proceeds from the sale of businesses, net of cash disposed[a]	1,193	1,841	5,812
[a]Proceeds are stated net of cash and cash equivalents disposed of $33 million (2022 $318 million and 2021 $2 million).

Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles, goodwill and equity-accounted entities within Note 1. See also Note 12, and Note 15 for further information on impairments by asset category.
gas & low carbon energy
The 2023 impairment loss of $2,213 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($1,434 million) and principally arose as a result of increased forecast future expenditure. A further $565 million relates to producing assets in Trinidad and arose as a result of changes to the group's oil and gas price and discount rate assumptions and activity phasing. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $4,811 million.
The 2022 impairment loss of $745 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($729 million) and principally arose as a result of increased forecast future expenditure. The 2022 impairment reversal of $1,333 million primarily relates to the Trinidad CGU ($1,331 million) and principally arose as a result of changes to the group's oil and gas price assumptions. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $9,609 million.
4. Disposals and impairment – continued
The 2021 impairment loss of $834 million primarily relates to losses incurred in respect of certain assets in Mauritania & Senegal ($819 million) and principally arose as a result of increased forecast future expenditure. The 2021 impairment reversal of $2,338 million primarily relates to reversals in respect of producing assets in the KGD6 CGU in India ($1,229 million) and the Trinidad CGU ($600 million) and principally arose as a result of changes to the group's oil and gas price assumptions and re-assessment of reserves. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021 in total, based on their value in use, is $17,330 million.
oil production & operations
Impairment losses and reversals in all years relate primarily to producing assets and, in 2022, equity accounted investments.
The 2023 impairment loss of $1,840 million primarily arose as a result of changes to the group's oil and gas price and discount rate assumptions, activity phasing and disposal decisions in relation to certain assets in North Sea ($852 million) and in bpx energy ($802 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $14,072 million.
The 2022 impairment loss of $4,480 million primarily relates to impairment of the Pan American Energy Group S.L. joint venture as a result of expected portfolio changes ($2,900 million) and the decision to exit bp's other businesses with Rosneft within Russia ($1,043 million). The 2022 impairment reversal of $893 million principally relates to changes in price and reserves assumptions in the North Sea ($643 million). The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $7,831 million.
The 2021 impairment loss of $1,617 million principally relates to the decision to exit the Sunrise oil sands project in Canada ($1,109 million). The 2021 impairment reversals of $2,479 million principally arose as a result of changes to the group’s oil and gas price assumptions and re-assessment of reserves. They include amounts in BPX Energy ($1,356 million) and the North Sea ($950 million). The principal CGU on which a significant impairment reversal was recognized was $982 million for Hawkville in BPX Energy. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021, based on their value in use, is $16,586 million.
customers & products
The 2023 impairment loss of $1,614 million primarily relates to strategy implementation and changes to economic assumptions in the products business including an impairment of the Gelsenkirchen refinery in Germany ($1,336 million). The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2023 in total, based on their value in use, is $327 million.
The 2022 impairment loss of $1,874 million primarily relates to changes in economic assumptions in the products business including an impairment of the Gelsenkirchen refinery in Germany ($1,366 million), and announced portfolio changes. The recoverable amounts of the CGUs were based on value-in-use calculations. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2022 in total, based on their value in use, is $1,648 million.
2021 impairment loss of $962 million principally relates to announced portfolio changes in the products business ($595 million).
Other businesses and corporate
The 2022 impairment loss of $13,536 million arises primarily a result of bp's decision to exit its shareholding in Rosneft ($13,479 million, including $528 million which relates to estimated earnings in the first two months of the year prior to the loss of significant influence). The recoverable amount of the CGU which comprises Rosneft is estimated to be $nil.
Impairment losses totalling $63 million were recognized in 2021.